UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08332
Emerging Markets Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Emerging Markets Portfolio                                                                                                      as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.5%

Security	Shares	Value
Automotive — 8.1%
Denway Motors, Ltd.	6,242,000	$2,284,585
Hyundai Mobis	30,800	2,537,688
Hyundai Motor Co.	41,780	3,280,098
		$8,102,371
Banks and Money Services — 14.3%
Banco do Brasil S.A.	118,300	2,316,319
Grupo Financiero Banorte DA de CV	323,500	2,883,515
Kookmin Bank	38,400	2,278,766
Public Bank Berhad	1,112,700	2,054,021
Standard Bank Group, Ltd.	210,261	2,316,041
Turkiye IS Bankasi-C	356,264	2,472,156
		$14,320,818
Cement — 2.1%
Siam Cement Public Company, Ltd.	342,000	2,124,959
		$2,124,959
Chemicals — 4.5%
Nan Ya Plastics Corp.	1,090,634	1,315,891
Reliance Industries, Ltd. GDR (1)	88,650	3,193,173
		$4,509,064
Diversified Operations — 2.4%
Sime Darby Berhad	1,480,200	2,434,927
		$2,434,927
Electric - Integrated — 4.0%
Enersis S.A.	9,103,000	2,070,233
Enersis S.A. ADR	9,500	108,680
Malakoff Berhad	880,200	1,811,912
		$3,990,825
Engineering and Construction — 1.8%
Daelim Industrial Co.	25,700	1,816,000
		$1,816,000
Home Furnishings — 2.5%
Steinhoff International Holdings, Ltd.	807,000	2,501,041
		$2,501,041
Insurance — 5.2%
Cathay Financial Holding Co., Ltd.	942,000	1,760,651
China Insurance International Holdings Co., Ltd. (2)	2,596,000	969,740
Samsung Fire & Marine Insurance Co., Ltd.	23,720	2,465,746
		$5,196,137

Mining — 2.8%
AngloGold Ashanti, Ltd.	66,000	$2,827,488
		$2,827,488
Oil and Gas - Equipment and Services — 3.0%
Lukoil Oil., ADR	52,000	3,003,000
		$3,003,000
Oil Companies - Exploration & Production — 6.3%
CNOOC, Ltd.	4,262,000	3,094,030
OAO Gazprom ADR	47,800	3,202,600
		$6,296,630
Oil Companies-Integrated — 4.7%
China Petroleum and Chemical Corp.	5,392,000	2,459,525
PTT PCL	382,100	2,270,362
		$4,729,887
Paper Products — 1.9%
Kimberly-Clark de Mexico S.A. de C.V.	503,000	1,893,774
		$1,893,774
Publishing — 2.3%
Hurriyet Gazetecilik ve Matbaacilik A.S.	764,000	2,279,333
		$2,279,333
Retail — 2.2%
Wal-Mart de Mexico S.A.	439,000	2,232,524
		$2,232,524
Semiconductor Components/Integrated Circuits — 1.8%
United Microelectronics Corp.	2,765,035	1,782,695
		$1,782,695
Steel — 8.6%
Cia Siderurgica Nacional S.A. ADR	69,300	1,609,146
POSCO	13,850	3,136,958
Tenaris SA ADR	28,000	3,859,520
		$8,605,624
Telecommunications Services — 2.5%
AFK Sistema GDR	104,400	2,557,800
		$2,557,800
Telephone-Integrated — 7.1%
Chunghwa Telecom Co., Ltd.	968,000	1,693,250
Magyar Telekom	442,000	2,285,937
Shin Corp., Public Company, Ltd.	1,343,200	1,341,074
SK Telecom Co., Ltd. ADR	83,650	1,826,916
		$7,147,177

Tobacco — 0.3%
Companhia Souza Cruz S.A.	23,323	$280,613
		$280,613
Transportation — 2.1%
Malaysia International Shipping Corp.	432,700	2,138,026
		$2,138,026
Total Common Stocks (identified cost $64,147,400)		$90,770,713

Preferred Stocks — 2.9%

Security	Shares	Value
Electric-Integrated — 2.9%
Cia Energetica de Minas Gerais	76,250,000	$2,900,153
		$2,900,153
Total Preferred Stocks (identified cost $1,513,557)		$2,900,153

Warrants — 0.0%

Security	Shares	Value
Oil Companies-Exploration & Production — 0.0%
Teton Energy Corp., Exercise price: $6, Expiration date: 10/30/05 (2)(3)(4)	80,000	$0
		$0
Total Warrants (identified cost $0)		$0
Total Investments — 93.4% (identified cost $65,660,957)		$93,670,866
Other Assets, Less Liabilities — 6.6%		$6,573,230
Net Assets — 100.0%		$100,244,096

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $3,193,173 or 3.2% of the Portfolio’s net assets.

(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Restricted Security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	17.3%	$17,342,172
Russia	8.7%	8,763,400
Malaysia	8.4%	8,438,886
China	7.8%	7,838,139
South Africa	7.6%	7,644,571
Brazil	7.1%	7,106,231
Mexico	7.0%	7,009,814
Taiwan	6.5%	6,552,487
Thailand	5.7%	5,736,394
Turkey	4.7%	4,751,489
Argentina	3.9%	3,859,520
India	3.2%	3,193,173
Hungary	2.3%	2,285,937
Chile	2.2%	2,178,913
Hong Kong	1.0%	969,740

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$65,660,957
Gross unrealized appreciation	$28,408,008
Gross unrealized depreciation	(398,099)
Net unrealized appreciation	$28,009,909

The net unrealized appreciation on foreign currency is $1,506.

Restricted Security

At September 30, 2005, the Portfolio owned the following security (representing 0.00% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The fair value of this security is determined using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Warrants
Teton Energy Corp.	10/29/02	80,000	$0	$0

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio
By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	November 28, 2005
By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer
Date:	November 28, 2005